ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 5.3%
13,150	BAE Systems plc - ADR	$ 1,239,256
12,491	Embraer S.A. - ADR	703,618
3,657	General Dynamics Corporation	1,186,952
62,571	Rolls-Royce Holdings plc - ADR	904,151
10,581	Safran S.A. - ADR	875,578
		4,909,555
	APPAREL & TEXTILE PRODUCTS - 0.9%
11,140	NIKE, Inc., Class B	861,902

	ASSET MANAGEMENT - 5.0%
14,811	AllianceBernstein Holding, L.P.	586,219
800	Blackrock, Inc.	901,712
10,972	Charles Schwab Corporation (The)	1,051,556
2,702	LPL Financial Holdings, Inc.	984,825
28,138	UBS Group A.G.	1,140,152
		4,664,464
	AUTOMOTIVE - 1.0%
8,481	Lear Corporation	932,910

	BANKING - 4.8%
20,823	Bank of America Corporation	1,056,559
12,112	Citigroup, Inc.	1,169,656
2,779	Credicorp Ltd.	714,759
4,925	JPMorgan Chase & Company	1,484,494
		4,425,468
	BEVERAGES - 0.5%
5,716	Fomento Economico Mexicano S.A.B. de C.V. - ADR	495,234

	BIOTECH & PHARMA - 7.3%
1,148	Argenx S.E. - ADR(a)	817,606
16,588	Galderma Group A.G. - ADR	581,409
5,445	Gilead Sciences, Inc.	615,122
16,670	Halozyme Therapeutics, Inc.(a)	1,219,411
7,315	Johnson & Johnson	1,295,999

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	BIOTECH & PHARMA - 7.3% (Continued)
3,326	Vertex Pharmaceuticals, Inc.(a)	$ 1,300,532
6,166	Zoetis, Inc.	964,362
		6,794,441
	CHEMICALS - 1.6%
14,098	Air Liquide S.A. - ADR	582,811
7,315	RPM International, Inc.	916,643
		1,499,454
	CONSTRUCTION MATERIALS - 0.5%
6,161	Knife River Corporation(a)	499,041

	DATA CENTER REIT - 0.9%
1,109	Equinix, Inc.	871,885

	E-COMMERCE DISCRETIONARY - 3.2%
10,616	Amazon.com, Inc.(a)	2,431,064
15,600	Global-e Online Ltd.(a)	521,976
		2,953,040
	ELECTRIC UTILITIES - 1.8%
18,287	Dominion Energy, Inc.	1,095,391
7,487	National Grid plc - ADR	528,358
		1,623,749
	ELECTRICAL EQUIPMENT - 1.5%
3,387	BWX Technologies, Inc.	548,829
17,165	Schneider Electric S.E. - ADR	843,445
		1,392,274
	HEALTH CARE FACILITIES & SERVICES - 0.6%
6,300	HealthEquity, Inc.(a)	562,779

	HOME CONSTRUCTION - 0.8%
4,349	DR Horton, Inc.	737,069

	HOUSEHOLD PRODUCTS - 3.0%
65,873	Haleon plc - ADR	645,555
6,681	Procter & Gamble Company (The)	1,049,184

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	HOUSEHOLD PRODUCTS - 3.0% (Continued)
17,165	Unilever plc - ADR	$ 1,084,829
		2,779,568
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
1,434	Goldman Sachs Group, Inc. (The)	1,068,688
15,287	Lazard, Inc.	873,805
23,661	London Stock Exchange Group plc - ADR	743,192
		2,685,685
	INSURANCE - 1.9%
2,317	Aon PLC, Class A	850,339
10,972	MetLife, Inc.	892,682
		1,743,021
	INTERNET MEDIA & SERVICES - 10.5%
8,430	Alphabet, Inc., Class A(b)	1,794,831
9,443	Baidu, Inc. - ADR(a)	899,918
4,394	DoorDash, Inc., Class A(a)	1,077,629
3,225	Meta Platforms, Inc., Class A	2,382,307
1,048	Netflix, Inc.(a)	1,266,246
25,690	Pinterest, Inc., Class A(a)	941,025
1,147	Spotify Technology S.A.(a)	782,116
6,721	Uber Technologies, Inc.(a)	630,094
		9,774,166
	LEISURE FACILITIES & SERVICES - 1.7%
22,409	DraftKings, Inc.(a)	1,075,184
48,804	Wynn Macau Ltd. - ADR	469,494
		1,544,678
	LEISURE PRODUCTS - 1.1%
28,596	YETI Holdings, Inc.(a)	1,005,435

	MACHINERY - 2.5%
2,374	Caterpillar, Inc.	994,802
1,562	Deere & Company	747,636
16,179	Smiths Group plc - ADR	527,597
		2,270,035

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4%
6,903	Abbott Laboratories	$ 915,752
33,139	ConvaTec Group plc - ADR	430,807
8,651	Edwards Lifesciences Corporation(a)	703,672
2,122	Thermo Fisher Scientific, Inc.	1,045,552
		3,095,783
	OIL & GAS PRODUCERS - 3.7%
23,515	BP PLC - ADR	828,433
6,047	Chevron Corporation	971,148
13,200	Enbridge, Inc.	638,686
8,583	Exxon Mobil Corporation	980,952
		3,419,219
	RETAIL - CONSUMER STAPLES - 1.1%
10,296	Walmart, Inc.	998,506

	RETAIL - DISCRETIONARY - 1.8%
2,349	Home Depot, Inc. (The)	955,503
3,035	RH(a)	684,908
		1,640,411
	SEMICONDUCTORS - 9.0%
5,049	Applied Materials, Inc.	811,677
6,738	Cirrus Logic, Inc.(a)	769,412
45,499	Intel Corporation	1,107,901
10,295	Microchip Technology, Inc.	669,175
14,668	NVIDIA Corporation	2,554,872
2,585	NXP Semiconductors N.V.	607,087
13,734	ON Semiconductor Corporation(a)	681,069
4,291	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	990,663
		8,191,856
	SOFTWARE - 6.3%
4,455	Datadog, Inc., Class A(a)	608,909
17,545	Gitlab, Inc., Class A(a)	842,511
3,657	Microsoft Corporation	1,852,965
5,561	Palo Alto Networks, Inc.(a)	1,059,482
3,335	Salesforce, Inc.	854,594

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SOFTWARE - 6.3% (Continued)
2,496	SAP S.E. - ADR	$ 679,311
		5,897,772
	SPECIALTY FINANCE - 0.7%
1,937	American Express Company	641,689

	TECHNOLOGY HARDWARE - 7.3%
14,370	Apple, Inc.	3,335,851
12,721	Cisco Systems, Inc.	878,894
7,137	Dell Technologies, Inc., Class C	871,785
34,488	Nintendo Company Ltd. - ADR	770,462
33,560	Sony Group Corporation - ADR	923,572
		6,780,564
	TECHNOLOGY SERVICES - 2.7%
15,000	Block, Inc.(a)	1,194,600
3,657	Visa, Inc., Class A	1,286,459
		2,481,059
	TELECOMMUNICATIONS - 2.6%
19,569	GDS Holdings Ltd. - ADR(a)	676,305
18,876	Millicom International Cellular S.A.	911,900
3,196	T-Mobile US, Inc.	805,360
		2,393,565

	TOTAL COMMON STOCKS (Cost $83,241,381)	90,566,277

	TOTAL INVESTMENTS - 97.9% (Cost $83,241,381)	$ 90,566,277
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	1,979,263
	NET ASSETS - 100.0%	$ 92,545,540

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 80.7%
	AEROSPACE & DEFENSE - 3.4%
30,000	Rolls-Royce Holdings plc - ADR(b)	$ 433,500
12,000	Safran S.A. - ADR(b)	993,000
		1,426,500
	ASSET MANAGEMENT - 2.3%
2,658	LPL Financial Holdings, Inc. (b)	968,788

	BIOTECH & PHARMA - 5.2%
21,355	Halozyme Therapeutics, Inc.(a), (b)	1,562,118
1,544	Vertex Pharmaceuticals, Inc.(a), (b)	603,735
		2,165,853
	DATA CENTER REIT - 2.1%
1,130	Equinix, Inc. (b)	888,395

	E-COMMERCE DISCRETIONARY - 3.8%
7,075	Amazon.com, Inc.(a), (b)	1,620,176

	HEALTH CARE FACILITIES & SERVICES - 1.6%
7,594	HealthEquity, Inc.(a)	678,372

	INTERNET MEDIA & SERVICES - 19.5%
5,993	Alphabet, Inc., Class A(b)	1,275,970
9,967	Baidu, Inc. - ADR(a), (b)	949,855
3,785	DoorDash, Inc., Class A(a), (b)	928,271
2,426	Meta Platforms, Inc., Class A(b)	1,792,087
757	Netflix, Inc.(a), (b)	914,645
32,275	Pinterest, Inc., Class A(a), (b)	1,182,233
11,192	Uber Technologies, Inc.(a), (b)	1,049,250
		8,092,311
	LEISURE FACILITIES & SERVICES - 3.4%
29,126	DraftKings, Inc.(a), (b)	1,397,465

	LEISURE PRODUCTS - 3.3%
38,340	YETI Holdings, Inc.(a), (b)	1,348,034

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0%
15,147	Edwards Lifesciences Corporation(a), (b)	$ 1,232,057

	RETAIL - DISCRETIONARY - 2.6%
13,000	Floor & Decor Holdings, Inc., Class A(a), (b)	1,064,960

	SEMICONDUCTORS - 15.0%
8,100	Cirrus Logic, Inc.(a), (b)	924,939
12,075	Microchip Technology, Inc. (b)	784,875
4,000	Micron Technology, Inc. (b)	476,040
17,961	NVIDIA Corporation(b)	3,128,447
18,125	ON Semiconductor Corporation(a), (b)	898,819
		6,213,120
	SOFTWARE - 9.9%
4,355	Datadog, Inc., Class A(a)	595,241
16,047	Gitlab, Inc., Class A(a), (b)	770,577
7,254	Palo Alto Networks, Inc.(a), (b)	1,382,032
5,115	Salesforce, Inc. (b)	1,310,719
		4,058,569
	TECHNOLOGY HARDWARE - 2.1%
7,000	Dell Technologies, Inc., Class C(b)	855,050

	TECHNOLOGY SERVICES - 3.5%
17,955	Block, Inc.(a), (b)	1,429,936

	TOTAL COMMON STOCKS (Cost $27,970,710)	33,439,586

	TOTAL INVESTMENTS - 80.7% (Cost $27,970,710)	$ 33,439,586
	TOTAL SECURITIES SOLD SHORT – (51.2)% (Proceeds - $17,667,616)	(21,227,026)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 70.5%	29,188,450
	NET ASSETS - 100.0%	$ 41,401,010

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
August 31, 2025

Shares		Fair Value
BUSINESS DEVELOPMENT COMPANIES — (2.2)%
BUSINESS DEVELOPMENT COMPANIES - (2.2)%
(40,000)	Ares Capital Corporation	$ (896,000)

Shares		Fair Value
COMMON STOCKS — (49.0)%
APPAREL & TEXTILE PRODUCTS - (1.4)%
(13,000)	On Holding A.G.	(586,040)

BANKING - (6.9)%
(12,000)	Banco Latinoamericano de Comercio Exterior S.A., Class E	(553,560)
(13,000)	Cathay General Bancorp	(648,830)
(11,000)	Comerica, Inc.	(776,380)
(8,500)	East West Bancorp, Inc.	(893,690)
(2,872,460)
COMMERCIAL SUPPORT SERVICES - (1.7)%
(12,650)	Rollins, Inc.	(715,231)

ELECTRICAL EQUIPMENT - (7.1)%
(10,000)	Amphenol Corporation, Class A	(1,088,600)
(12,000)	Trimble, Inc.	(969,840)
(7,000)	Vertiv Holdings Company	(892,850)
(2,951,290)
ENGINEERING & CONSTRUCTION - (2.3)%
(2,500)	Quanta Services, Inc.	(944,900)

ENTERTAINMENT CONTENT - (2.1)%
(7,000)	ROBLOX Corporation, Class A	(872,130)

HEALTH CARE FACILITIES & SERVICES - (4.1)%
(3,000)	Cigna Group (The)	(902,610)
(2,000)	HCA Healthcare, Inc.	(807,920)
(1,710,530)

THE FUTURE FUND LONG/SHORT ETF SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) August 31, 2025
INDUSTRIAL SUPPORT SERVICES - (4.9)%
(22,000)	Fastenal Company	(1,092,520)
(1,000)	United Rentals, Inc.	(956,340)
(2,048,860)
INTERNET MEDIA & SERVICES - (2.0)%
(150)	Booking Holdings, Inc.	(839,858)

MEDICAL EQUIPMENT & DEVICES - (1.4)%
(2,100)	ResMed, Inc.	(576,471)

SEMICONDUCTORS - (3.5)%
(9,000)	Advanced Micro Devices, Inc.	(1,463,670)

SOFTWARE - (7.0)%
(1,700)	Adobe, Inc.	(606,390)
(1,000)	Crowdstrike Holdings, Inc., Class A	(423,700)
(3,000)	Duolingo, Inc.	(893,580)
(6,000)	Palantir Technologies, Inc., Class A	(940,260)
(2,863,930)
SPECIALTY FINANCE - (3.1)%
(50,000)	SoFi Technologies, Inc.	(1,277,000)

TECHNOLOGY SERVICES - (1.5)%
(400)	Fair Isaac Corporation	(608,656)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $17,667,616)	$ (21,227,026)

(a) Non-income producing security. (b) All or a portion of the security is held as collateral.